As filed with the Securities and Exchange Commission on February 7, 1996


                              Securities Act Registration Statement No. 33-17224
                                Investment Company Act Registration No. 811-5336
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   ----------

                                   FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [X]
                          Pre-Effective Amendment No.                        [ ]
                        Post-Effective Amendment No. 13                      [X]
                                     and/or
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                      [X]
                                Amendment No. 14                             [X]
                        (Check appropriate box or boxes)

                                   ----------

               PRUDENTIAL INSTITUTIONAL LIQUIDITY PORTFOLIO, INC.
               (Exact name of registrant as specified in charter)

                               ONE SEAPORT PLAZA
                            NEW YORK, NEW YORK 10292
              (Address of Principal Executive Offices) (Zip Code)

                                   ----------

       Registrant's Telephone Number, Including Area Code: (212) 214-1250

                               S. Jane Rose, Esq.
                               One Seaport Plaza
                            New York, New York 10292

               (Name and Address of Agent for Service of Process)

                 Approximate date of proposed public offering:
                   As soon as practicable after the effective
                      date of the Registration Statement.

             It is proposed that this filing will become effective
                            (check appropriate box):

           [ ] immediately upon filing pursuant to paragraph (b)

           [ ] on (date) pursuant to paragraph (b)

           [X] 60 days after filing pursuant to paragraph (a)(1)

           [ ] on (date) pursuant to paragraph (a)(1)

           [ ] 75 days after filing pursuant to paragraph (a)(2)

           [ ] on (date) pursuant to paragraph (a)(2) of Rule 485.
               If appropriate, check the following box:

           [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Pursuant to Rule 24f-2 under the Investment Company Act of 1940, Registrant has previously registered an indefinite number of shares of Common Stock, par value $.001 per share. The Registrant filed a notice under such Rule for its fiscal year ended March 31, 1995 on or before May 31, 1995.
================================================================================

                             CROSS REFERENCE SHEET
                           (as required by Rule 495)

N-1A Item No.                                                                   Location
-------------                                                                   --------
Part A
Item   1.   Cover Page ........................................................ Cover Page


Item   2.   Synopsis .......................................................... Fund Expenses; Fund Highlights


Item   3.   Condensed Financial Information ................................... Fund Expenses; Calculation of Yield

Item   4.   General Description of Registrant ................................. Cover Page; How the Fund Invests;
                                                                                General Information

Item   5.   Management of the Fund ............................................ How the Fund Is Managed; General
                                                                                Information

Item   6.   Capital Stock and Other Securities ................................ Taxes, Dividends and
                                                                                Distributions; General Information

Item   7.   Purchase of Securities Being Offered .............................. Shareholder Guide; How the Fund Values
                                                                                Its Shares

Item   8.   Redemption or Repurchase .......................................... Shareholder Guide; General Information

Item   9.   Pending Legal Proceedings ......................................... Not Applicable

Part B

Item  10.   Cover Page ........................................................ Cover Page

Item  11.   Table of Contents ................................................. Table of Contents

Item  12.   General Information and History ................................... General Information

Item  13.   Investment Objectives and Policies ................................ Investment Objective and Policies;
                                                                                Investment Restrictions

Item  14.   Management of the Fund ............................................ Directors and Officers; Manager;
                                                                                Distributor

Item  15.   Control Persons and Principal Holders of Securities ............... Directors and Officers

Item  16.   Investment Advisory and Other Services ............................ Manager; Distributor; Custodian, Transfer
                                                                                and Shareholder Servicing Agent
                                                                                and Independent Accountants

Item  17.   Brokerage Allocation and Other Practices .......................... Portfolio Transactions

Item  18.   Capital Stock and Other Securities ................................ Not Applicable

Item  19.   Purchase, Redemption and Pricing of Securities Being Offered ...... Net Asset Value; Purchase of Shares

Item  20.   Tax Status ........................................................ Taxes

Item  21.   Underwriters ...................................................... Distributor

Item  22.   Calculation of Performance Data ................................... Calculation of Yield

Item  23.   Financial Statements .............................................. Financial Statements

 Part C

     Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Post-Effective Amendment to the Registration Statement.

     The Prospectuses are incorporated herein by reference in their entirety from Post-Effective Amendment No. 10, Post-Effective Amendment No. 11 and Post-Effective Amendment No. 12 to Registrant's Registration Statement (File No. 33-17224) filed on August 4, 1995, October 13, 1995 and December 11, 1995 respectively.


     The Statement of Additional Information is incorporated herein by reference in its entirety from Post-Effective Amendment No. 10 and Post-Effective Amendment No. 12 to Registrant's Registration Statement (File No. 33-17224) filed on August 4, 1995 and December 11, 1995, respectively.

                                     PART C

                               OTHER INFORMATION

Item 24. Financial Statements and Exhibits.

     (a) Financial Statements:

         (1) Financial statements included in the Prospectuses constituting Part A of this Registration Statement:

             Financial Highlights for Institutional Money Market Series

         (2) Financial statements included in the Statement of Additional Information constituting Part B of this Registration Statement:

             Portfolio of Investments at March 31, 1995 and September 30, 1995 for Institutional Money Market Series

             Statement of Assets and Liabilities at March 31, 1995 and September 30, 1995 for Institutional Money Market Series

             Statement of Operations for the Year Ended March 31, 1995 and for the Six Months Ended September 30, 1995 for Institutional Money Market Series

             Statement of Changes in Net Assets for the Years Ended March 31, 1995 and 1994 and for the Six Months Ended September 30, 1995 for Institutional Money Market Series

             Notes to Financial Statements for Institutional Money Market Series

             Financial Highlights for Institutional Money Market Series

             Independent Auditors' Report



     (b) Exhibits:

        1. (a) Amended Articles of Incorporation of the Registrant, incorporated by reference to Exhibit No. 1 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A (File No. 33-17224) filed on November 6, 1987.

            (b) Amendment to Articles of Incorporation dated January 16, 1989, incorporated by reference to Exhibit No. 1(b) to Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A (File No. 33-17224) filed on May 30, 1989.

        2. (a) Amended By-Laws of the Registrant, incorporated by reference to Exhibit No. 2 to Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A (File No. 33-17224) filed on May 20, 1988.

            (b) Amendment to By-Laws, incorporated by reference to Exhibit No. 2(b) to Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A (File No. 33-17224) filed on July 2, 1990.

        4. (a) Specimen certificates for shares of common stock, $.001 par value per share, of the Registrant, incorporated by reference to Exhibit No. 4 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A (File No. 33-17224) filed on May 20, 1988.

            (b) Instruments defining rights of holders of the securities being offered, incorporated by reference to Exhibit Nos. 1 and 2 above.

        5. (a) Management Agreement between the Registrant and Prudential Mutual Fund Management, Inc., incorporated by reference to Exhibit No. 5(a) to Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A (File No. 33-17224) filed on July 2, 1990.

            (b) Subadvisory Agreement between Prudential Mutual Fund Management, Inc. and The Prudential Investment Corporation, incorporated by reference to Exhibit No. 5(b) to Post-Effective Amendment No. 3
            to the Registration Statement on Form N-1A (File No. 33-17224) filed on July 2, 1990.

            (c) Form of Management and Administrative Services Agreement between the Fund, on behalf of the Liquid Assets Series, of the Registrant and Prudential Mutual Fund Management, Inc., incorporated by reference to Exhibit No. 5(c) to Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A (File No. 33-17224) filed on August 4, 1995.

        6. (a) Distribution Agreement among the Registrant, Prudential-Bache Securities Inc. and Prudential Mutual Fund Distributors, Inc., incorporated by reference to Exhibit No. 6 to Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A (File No. 33-17224) filed on May 30, 1989.

            (b) Amended and Restated Distribution Agreement between the Registrant and Prudential Mutual Fund Distributors, Inc., as amended on July 1, 1993, incorporated by reference to Exhibit 6(b) to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A (File No. 33-17224) filed via Edgar on May 27, 1994.



            (c) Amended and Restated Distribution Agreement, incorporated by reference to Exhibit 6(c) to Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A (File No. 33-17224) filed via Edgar on May 26, 1995.


            (d) Form of Distribution Agreement for the Liquid Assets Series,
            incorporated by reference to Exhibit No. 6(d) to Post-Effective
            Amendment No. 11 to the Registration Statement on Form N-1A (File
     `      No. 33-17224) filed on October 13, 1995.


        8. (a) Custodian Contract between the Registrant and State Street Bank and Trust Company, incorporated by reference to Exhibit No. 8(a) to Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A (File No. 33-17224) filed on May 30, 1989.

            (b) Subcustodian Agreement between State Street Bank and Trust Company and Security Pacific National Bank, incorporated by reference to Exhibit No. 8(b) to Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A (File No. 33-17224) filed on May 30, 1989.

            (c) Subcustodian Agreement for Repurchase Transactions between State Street Bank and Trust Company and Security Pacific National
            Bank, incorporated by reference to Exhibit No. 8(c) to Post-Effective Amendment No. 2 to the Registration Statement on
            Form N-1A (File No. 33-17224) filed on May 30, 1989.

        9. Transfer Agency and Service Agreement between the Registrant and Prudential Mutual Fund Services, Inc. incorporated by reference to Exhibit No. 9 to Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A (File No. 33-17224) filed on May 30, 1989.

       10. (a) Opinion of Counsel, incorporated by reference to Exhibit No. 10 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A (File No. 33-17224) filed on November 6, 1987.

            (b) Opinion of Counsel, incorporated by reference to Exhibit No. 10(b) to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A (File No. 33-17224) filed via Edgar on May 27, 1994.

       11.  Consent of Independent Auditors.*

       13. Purchase Agreement, incorporated by reference to Exhibit No. 13 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A (File No. 33-17224) filed on May 30, 1989.

       15. (a) Plan of Distribution pursuant to Rule 12b-1, incorporated by reference to Exhibit No. 15 to Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A (File No. 33-17224) filed on May 30, 1989.

            (b) Distribution and Service Plan between the Registrant and Prudential Mutual Fund Distributors, Inc., as amended on July 1, 1993, incorporated by reference to Exhibit No. 15(b) to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A (File No. 33-17224) filed via Edgar on May 27, 1994.

       17. (a) Financial Data Schedule, filed as Exhibit No. 27 to Post-Effective Amendment No. 9 to Registration Statement on Form N-1A (File No. 33-17224) filed via Edgar on May 26, 1995.

            (b) Financial Data Schedule, filed as Exhibit No. 17(b) to Post-Effective Amendment No. 12 to Registration Statement on Form N-1A (File No. 33-17224) filed via Edgar on December 11, 1995.


Other Exhibits
   Powers of Attorney for:
       Eugene C. Dorsey**
       Donald D. Lennox**
       Stanley F. Shirk**
       Robin B. Smith**
------------
  * Filed herewith.
 ** Executed copies filed under Other Exhibits to Post-Effective Amendment
    No. 2 to the Registration Statement on Form N-1A filed on May 30, 1989 (File No. 33-17224).

Item 25. Persons Controlled by or under Common Control with Registrant.
     None.

Item 26. Number of Holders of Securities.


     As of January 4, 1996 there were 659 record holders of shares of common stock, $.001 par value per share, of the Institutional Money Market Series, the other series of the Fund.


Item 27. Indemnification.


     As permitted by Sections 17(h) and (i) of the Investment Company Act of 1940 (the 1940 Act) and pursuant to Article VII of the Registrant's By-Laws (Exhibit 2(a) to the Registration Statement), officers, directors, employees and agents of the Registrant will not be liable to the Registrant, any stockholder, officer, director, employee, agent or other person for any action or failure to act, except for bad faith, willful misfeasance, gross negligence or reckless disregard of duties, and those individuals may be indemnified against liabilities in connection with the Registrant, subject to the same exceptions. Section 2-418 of Maryland General Corporation Law permits indemnification of directors who acted in good faith and reasonably believed that the conduct was in the best interests of the Registrant. As permitted by
Section 17(i) of the 1940 Act, pursuant to Section 10 of the Distribution Agreements (Exhibit 6 to the Registration Statement), the Distributor of the Registrant may be indemnified against liabilities which it may incur, except liabilities arising from bad faith, gross negligence, willful misfeasance or reckless disregard of duties.


     Insofar as indemnification for liabilities arising under the Securities Act of 1933 (Securities Act) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1940 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1940 Act and will be governed by the final adjudication of such issue.

     The Registrant has purchased an insurance policy insuring its officers and directors against liabilities, and certain costs of defending claims against such officers and directors, to the extent such officers and directors are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy also insures the Registrant against the cost of indemnification payments to officers and directors under certain circumstances.

     Section 9 of the Management Agreement (Exhibits 5(a) and 5(c) to the Registration Statement) and Section 4 of the Subadvisory Agreement (Exhibit 5(b) to the Registration Statement) limit the liability of Prudential Mutual Fund Management, Inc. (PMF) and The Prudential Investment Corporation (PIC), respectively, to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of their respective duties or from reckless disregard by them of their respective obligations and duties under the agreements.



     The Registrant hereby undertakes that it will apply the indemnification provisions of its By-Laws and the Distribution Agreements in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the 1940 Act so long as the interpretation of Sections 17(h) and 17(i) of such Act remain in effect and are consistently applied.

Item 28. Business and Other Connections of Investment Adviser

    (a) Prudential Mutual Fund Management, Inc.

     See "How the Fund Is Managed--Manager" in the Prospectuses constituting Part A of this Registration Statement and "Manager" in the Statement of Additional Information constituting Part B of this Registration Statement.

     The business and other connections of the officers of PMF are listed in Schedules A and D of Form ADV of PMF as currently on file with the Securities and Exchange Commission, the text of which is hereby incorporated by reference (File No. 801-31104, filed on March 30, 1995).

     The business and other connections of PMF's directors and principal executive officers are set forth below. Except as otherwise indicated, the address of each person is One Seaport Plaza, New York, NY 10292.


Name and Address            Position with PMF                     Principal Occupations
----------------            -----------------                     ---------------------
Brendan D. Boyle            Executive Vice President,          Executive Vice President, Director of Marketing
                            Director of Marketing and            and Director, PMF; Senior Vice President,
                            Director                             Prudential Securities Incorporated (Prudential
                                                                 Securities); Chairman and Director of Prudential
                                                                 Mutual Fund Distributors, Inc. (PMFD)

Stephen P. Fisher           Senior Vice President              Senior Vice President, PMF; Senior Vice President,
                                                                 Prudential Securities; Vice President, PMFD


Frank W. Giordano           Executive Vice                     Executive Vice President, General Counsel,
                            President, General                   Secretary and Director, PMF and PMFD; Senior Vice President,
                            Counsel, Secretary and               Prudential Securities; Director, Prudential Mutual Fund
                            Director                             Services, Inc. (PMFS)


Robert F. Gunia             Executive Vice President,          Executive Vice President, Chief Financial and
                            Chief Financial and                  Administrative Officer, Treasurer and Director, PMF;
                            Administrative Officer,              Senior Vice President, Prudential Securities;
                            Treasurer and Director               Executive Vice President, Chief Financial Officer,
                                                                 Treasurer and Director, PMFD; Director, PMFS


Theresa A. Hamacher         Director                           Director, PMF; Vice President, The Prudential Insurance
                                                                 Company of America (Prudential); Vice President,
                                                                 Prudential Investment Corporation (PIC)

Timothy J. O'Brien          Director                           President, Chief Executive Officer, Chief Operating
                                                                 Officer and Director, PMFD; Chief Executive Officer
                                                                 and Director, PMFS; Director, PMF

Richard A. Redeker          President, Chief Executive         President, Chief Executive Officer and Director, PMF;
                            Officer and Director                 Executive Vice President, Director and Member of
                                                                 Operating Committee, Prudential Securities;
                                                                 Director, Prudential Securities Group, Inc.(PSG);
                                                                 Executive Vice President, PIC; Director, PMFD;
                                                                 Director, PMFS


                                      C-4


Name and Address            Position with PMF                     Principal Occupations
----------------            -----------------                     ---------------------
S. Jane Rose                Senior Vice President,             Senior Vice President, Senior Counsel and Assistant
                            Senior Counsel and                   Secretary, PMF; Senior Vice President and Senior
                            Assistant Secretary                  Counsel, Prudential Securities

     (b) The Prudential Investment Corporation (PIC)


     See "How the Fund Is Managed--Manager" in the Prospectuses constituting Part A of this Registration Statement and "Manager" in the Statement of Additional Information constituting Part B of this Registration Statement.


     The business and other connections of PIC's directors and executive officers are as set forth below. Except as otherwise indicated, the address of each person is Prudential Plaza, Newark, NJ 07102.



Name and Address            Position with PIC                   Principal Occupations
----------------            -----------------                     ---------------------
William M. Bethke           Senior Vice President              Senior Vice President, Prudential; Senior Vice
Two Gateway Center                                               President, PIC
Newark, NJ 07102



Barry M. Gillman            Director                           Director, PIC

Theresa A. Hamacher         Vice President                     Vice President, Prudential; Vice President, PIC;
                                                                 Director, PMF

Harry E. Knapp, Jr.         President, Chairman of the         President, Chairman of the Board, Chief Executive Officer
                            Board, Chief Executive Officer       and Director, PIC; Vice President, Prudential
                            and Director

William P. Link             Senior Vice President              Executive Vice President, Prudential;
Four Gateway Center                                              Senior Vice President, PIC
Newark, NJ 07102


Richard A. Redeker          Executive Vice President           President, Chief Executive Officer and Director, PMF;
One Seaport Plaza                                                Executive Vice President, Director and Member of
New York, New York 10292                                         Operating Committee, Prudential Securities; Director,
                                                                 PSG; Executive Vice President, PIC; Director, PMFD;
                                                                 Director, PMFS



Eric A. Simonsen            Vice President and Director        Vice President and Director, PIC; Executive Vice President,
                                                                 Prudential





Item 29. Principal Underwriters.

  (a) Prudential Securities Incorporated


     Prudential Securities is distributor for Prudential Government Securities Trust (Short-Intermediate Term Series), Prudential Jennison Fund, The Target Portfolio Trust, The BlackRock Government Income Trust, The Global Government Plus Fund, Inc., The Global Total Return Fund, Inc., Global Utility Fund, Inc., Nicholas-Applegate Fund, Inc. (Nicholas-Applegate Growth Equity Fund), Command Government Fund, Command Money Fund, Command Tax-Free Fund, Prudential Allocation Fund, Prudential California Municipal Fund, Prudential Diversified Bond Fund, Inc., Prudential Equity Fund, Inc., Prudential Equity Income Fund, Prudential Europe Growth Fund, Inc., Prudential Global Fund, Inc., Prudential Global Genesis Fund, Inc., Prudential Global Limited Maturity Fund, Inc., Prudential Global Natural Resources Fund, Inc., Prudential Government Income Fund, Inc., Prudential Growth Opportunity Fund, Inc., Prudential High Yield Fund, Inc., Prudential Institutional Liquidity Portfolio, Inc., Prudential Intermediate Global Income Fund, Inc., Prudential-Bache Money Mart Assets, Inc. (d/b/a Prudential Money Mart Assets), Prudential Mortgage Income Fund, Inc., Prudential Multi-Sector Fund, Inc., Prudential Municipal Bond Fund, Prudential Municipal Series Fund, Prudential National Municipals Fund, Inc., Prudential Pacific Growth Fund, Inc., Prudential Special Money Market Fund, Inc., Prudential Structured Maturity Fund, Inc., Prudential Tax Free Money Fund, Inc. and Prudential Utility Fund, Inc. Prudential Securities is also a depositor for the following unit investment trusts:


               Corporate Investment Trust Fund
               Prudential Equity Trust Shares
               National Equity Trust
               Prudential Unit Trusts
               Government Securities Equity Trust
               National Municipal Trust



  (b) Information concerning the officers and directors of Prudential Securities Incorporated is set forth below.


                                                      Positions and                      Positions and
                                                       Offices with                       Offices with
Name(1)                                                 Underwriter                        Registrant
-------                                               -------------                      -------------

Robert Golden ..........................   Executive Vice President and Director            None
One New York Plaza
New York, NY 10292

Alan D. Hogan ..........................   Executive Vice Prsident, Chief                   None
                                             Administrative Officer and Director

George A. Murray .......................   Executive Vice President and Director            None

Leland B. Paton ........................   Executive Vice President and Director            None
One New York Plaza
New York, NY 10292


Martin Pfinsgraff .....................   Executive Vice President, Chief Financial        None
                                             Officer and Director

Vincent T. Pica II .....................   Executive Vice President and Director            None
One New York Plaza
New York, NY 10292


Richard A. Redeker .....................   Executive Vice President and Director            President and
                                                                                              Director

Hardwick Simmons .......................   Chief Executive Officer, President and           None
                                             Director

Lee B. Spencer, Jr. ....................   Executive Vice President, Secretary,             None
                                             General Counsel and Director


------------
(1) The address of each person named is One Seaport Plaza, New York, NY 10292 unless otherwise indicated.

  (c) Registrant has no principal underwriter who is not an affiliated person of the Registrant.

Item 30. Location of Accounts and Records


     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the Rules thereunder are maintained at the offices of State Street Bank and Trust Company, One Heritage Drive, North Quincy, Massachusetts 02171, The Prudential Investment Corporation, Prudential Plaza, 745 Broad Street, Newark, New Jersey 07102, the Registrant, One Seaport Plaza, New York, New York 10292, and Prudential Mutual Fund Services, Inc., Raritan Plaza One, Edison, New Jersey 08837. Documents required by Rules 31a-1(b)(5), (6), (7), (9), (10) and (11) and 31a-1(f) will be kept at Two
Gateway Center, documents required by Rules 31a-1(b)(4) and (11) and 31a-1(d) at One Seaport Plaza and the remaining accounts, books and other documents required by such other pertinent provisions of Section 31(a) and the Rules promulgated thereunder will be kept by State Street Bank and Trust Company and Prudential Mutual Fund Services, Inc.


Item 31. Management Services

     Other than as set forth under the captions "How the Fund is Managed--Manager" and "How the Fund is Managed--Distributor" in the Prospectuses and the captions "Manager" and "Distributor" in the Statement of Additional Information, constituting Parts A and B, respectively, of this Registration Statement, Registrant is not a party to any management-related service contract.

Item 32. Undertakings


     The Registrant hereby undertakes to file a post-effective amendment, using financial statements which need not be certified, within four to six months from the effective date of this Registration Statement.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 6th day of February, 1996.



                                     PRUDENTIAL INSTITUTIONAL LIQUIDITY
                                       PORTFOLIO, INC.

                                     /s/ Richard A. Redeker
                                     ----------------------------------
                                       Richard A. Redeker, President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                              Title                                      Date
---------                              -----                                      ----

/s/ Eugene S. Stark               Treasurer and Principal Financial             February 6, 1996
-------------------------------     and Accounting Officer
    Eugene S. Stark

/s/ Eugene C. Dorsey              Director                                      February 6, 1996
--------------------------------
    Eugene C. Dorsey

/s/ Donald D. Lennox              Director                                      February 6, 1996
--------------------------------
    Donald D. Lennox

/s/ Richard A. Redeker            Director and President                        February 6, 1996
--------------------------------
    Richard A. Redeker

/s/ Stanley E. Shirk              Director                                      February 6, 1996
--------------------------------
    Stanley E. Shirk

/s/ Robin B. Smith                Director                                      February 6, 1996
--------------------------------
    Robin B. Smith


                                 EXHIBIT INDEX

Exhibit No.                          Description
-----------                          -----------

 1. (a) Amended Articles of Incorporation of the Registrant. Incorporated by reference to Exhibit No. 1 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A (File No. 33-17224) filed on November 6, 1987.

    (b) Amendment to Articles of Incorporation dated January 16, 1989. Incorporated by reference to Exhibit No. 1(b) to Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A (File No. 33-17224) filed on May 30, 1989.

 2. (a) Amended By-Laws of the Registrant. Incorporated by reference to Exhibit No. 2 to Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A (File No. 33-17224) filed on May 20, 1988.

    (b) Amendment to By-Laws. Incorporated by reference to Exhibit No. 2(b) to Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A (File No. 33-17224) filed on July 2, 1990.

 4. (a) Specimen certificates for shares of common stock, $.001 par value per share, of the Registrant. Incorporated by reference to Exhibit No. 4 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A (File No. 33-17224) filed on May 20, 1988.

    (b) Instruments defining rights of holders of securities being offered, incorporated by reference to Exhibit Nos. 1 and 2 above.

 5. (a) Management Agreement between the Registrant and Prudential Mutual Fund Management, Inc. Incorporated by reference to Exhibit No. 5(a) to Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A (File No. 33-17224) filed on July 2, 1990.

    (b) Subadvisory Agreement between Prudential Mutual Fund Management, Inc. and The Prudential Investment Corporation. Incorporated by reference to Exhibit No. 5(b) to Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A (File No. 33-17224) filed on July 2, 1990.


    (c) Form of Management Agreement between the Fund, on behalf of Liquid Assets Series, of the Registrant and Prudential Mutual Fund Management, Inc. incorporated by reference to Exhibit No. 5(c) to Post-Effective Amendment No. 10 to the Registration Statement on form N-1A (File No. 33-17224) filed on August 4, 1995.


 6. (a) Distribution Agreement among the Registrant, Prudential-Bache Securities Inc. and Prudential Mutual Fund Distributors, Inc. Incorporated by reference to Exhibit No. 6 to Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A (File No. 33-17224) filed on May 30, 1989.

    (b) Amended and Restated Distribution Agreement between the Registrant and Prudential Mutual Fund Distributors, Inc., as amended on July 1, 1993, incorporated by reference to Exhibit 6(b) to Post-Effective Amendment
    No. 8 to the Registration Statement on Form N-1A (File No. 33-17224) filed via Edgar on May 27, 1994.



    (c) Amended and Restated Distribution Agreement, incorporated by reference to Exhibit 6(c) to Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A (File No. 33-17224) filed via Edgar on May 26, 1995.



    (d) Form of Distribution Agreement for the Liquid Assets Series, incorporated by reference to Exhibit No. 6(d) to Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A (File No. 33-17224) filed on October 13, 1995.

 8. (a) Custodian Contract between the Registrant and State Street Bank and Trust Company. Incorporated by reference to Exhibit No. 8(a) to Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A (File No. 33-17224) filed on May 30, 1989.

    (b) Subcustodian Agreement between State Street Bank and Trust Company and Security Pacific National Bank. Incorporated by reference to Exhibit No. 8(b) to Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A (File No. 33-17224) filed on May 30, 1989.

    (c) Subcustodian Agreement for Repurchase Transactions between State Street Bank and Trust Company and Security Pacific National Bank. Incorporated by reference to Exhibit No. 8(c) to Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A (File No. 33-17224) filed on May 30, 1989.

 9. Transfer Agency and Service Agreement between the Registrant and Prudential Mutual Fund Services, Inc. Incorporated by reference to Exhibit No. 9 to Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A (File No. 33-17224) filed on May 30, 1989.

10. (a) Opinion of Counsel. Incorporated by reference to Exhibit No. 10 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A (File No. 33-17224) filed on November 6, 1987.


    (b) Opinion of Counsel. Incorporated by reference to Exhibit No. 10(b) to Post-Effective No. 8 to the Registration Statement on Form N-1A (File
    No. 33-17224) filed via Edgar on May 27, 1994.

                                 EXHIBIT INDEX

Exhibit No.                          Description
-----------                          -----------

11. Consent of Independent Auditors.*

13. Purchase Agreement. Incorporated by reference to Exhibit No. 13 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A (File No. 33-17224) filed on May 30, 1989.

15. (a) Plan of Distribution pursuant to Rule 12b-1. Incorporated by reference to Exhibit No. 15 to Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A (File No. 33-17224) filed on May 30, 1989.

    (b) Distribution and Service Plan between the Registrant and Prudential Mutual Fund Services, Inc., as amended on July 1, 1993, incorporated by reference to Exhibit No. 15(b) to Post Effective Amendment No. 8 to the Registration Statement on Form N-1A (File No. 33-17224) filed via Edgar on May 27, 1994.



17. (a) Financial Data Schedule, filed as Exhibit No. 27 to Post-Effective Amendment No. 9 to Registration Statement on Form N-1A (File No. 33-17224) filed via Edgar on May 26, 1995.

    (b) Financial Data Schedule, filed as Exhibit 17(b) to Post-Effective Amendment No. 12 to Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on December 11, 1995.




Other Exhibits
    Powers of Attorney for:

     Eugene C. Dorsey**
     Donald D. Lennox**
     Stanley F. Shirk**
     Robin B. Smith**

     -----------
      *Filed herewith.

     **Executed copies filed under Other Exhibits to Post-Effective Amendment
       No. 2 to the Registration Statement on Form N-1A filed on May 30, 1989 (File No. 33-17224).